Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
32. Share-based payments
Share-based payment schemes

The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2020	2019	2018
	£m	£m	£m
Deferred Share Value Plan and Share Value Plan	245	272	262
Others	184	206	187
Total equity settled	429	478	449
Cash settled	2	3	1
Total share-based payments	431	481	450

Share option and award plans

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2020				2019
	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife	Number ofoptions/awardsoutstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife	Number ofoptions/awardsoutstanding
	£	£	in years	(000s)	£	£	in years	(000s)
DSVP and SVP[a,b]	1.06	1.24	1	416,941	1.43	1.60	1	331,491
Others[a]	0.23-1.24	1.04-1.68	0-3	356,033	0.40-1.60	1.57-1.70	0-3	232,259

Notes

a Options/award granted over Barclays PLC shares.

b Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.

Movements in options and awards

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	DSVP and SVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Weighted average ex. price (£)
	2020	2019	2020	2019	2020	2019
Outstanding at beginning of year/acquisition date	331,491	274,469	232,259	217,952	1.29	1.41
Granted in the year	232,379	219,392	365,166	215,694	0.84	1.19
Exercised/released in the year	(132,376)	(145,324)	(123,042)	(151,827)	1.22	1.21
Less: forfeited in the year	(14,553)	(17,046)	(105,068)	(42,331)	1.24	1.51
Less: expired in the year	-	-	(13,282)	(7,229)	1.35	2.08
Outstanding at end of year	416,941	331,491	356,033	232,259	0.96	1.29
Of which exercisable:	-	-	30,833	32,376	1.66	1.32

Notes

a Options/award granted over Barclays PLC shares.

b Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 11,677,049). The weighted average exercise price relates to Sharesave.